Collection Period Ended 31-May-2010
Principal Note
Payment Factor
75,605,378.10 0.729981
0.00 1.000000
0.00 1.000000
0.00 1.000000
75,605,378.10
Interest & Principal
Payment
75,737,612.77
231,000.00
905,250.00
217,702.20
$77,091,564.97
Total
$1,486,186.87
2.130000
Class A-4 Notes 2.140000% 217,702.20 3.210000 3.210000
Class A-3 Notes 1.420000% 905,250.00 2.130000
270.491474
Class A-2 Notes 0.700000% 231,000.00 1.050000 1.050000
Class A-1 Notes 0.309120% 132,234.67 0.472267
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 132,653,955.22 12.90%
Current Overcollateralization Amount 111,110,612.36 10.81%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
1,150,006,889.88
1,078,524,260.22
Yield Supplement Overcollateralization Amount 54,176,014.97 54,176,014.97 50,199,025.96
Adjusted Pool Balance 1,095,830,874.91 1,095,830,874.91 1,028,325,234.26
Overcollateralization 103,010,874.91 103,010,874.91 111,110,612.36
0.000000
Total Note Balance
992,820,000.00
992,820,000.00
917,214,621.90
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Class A-2 Notes 220,000,000.00 220,000,000.00 220,000,000.00
Face Amount
Class A-1 Notes 280,000,000.00 280,000,000.00 204,394,621.90 270.019208
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
55
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 21-Apr-2010 15-Jun-2010 30/360 Days 54
Interest Period of the Class A-1 Notes (from... to) 21-Apr-2010 15-Jun-2010 Actual/360 Days
1
Record Date 14-Jun-2010
Distribution Date 15-Jun-2010
Collection Period (from... to) 1-Apr-2010
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report

31-May-2010
Determination Date 11-Jun-2010
Amounts in USD
Dates
Collection Period No.
Total Distribution
Total Trustee Fee
Interest Distributable Amount Class A Notes
Aggregate Principal Distributable Amount
1,486,186.87 1,486,186.87
75,605,379.10
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
75,605,378.10 0.00
Regular Principal Distributable Amount 75,605,378.10 75,605,378.10 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 217,702.20 217,702.20 0.00
thereof on Class A-3 Notes 905,250.00 905,250.00 0.00
thereof on Class A-2 Notes 231,000.00 231,000.00 0.00
thereof on Class A-1 Notes 132,234.67 132,234.67 0.00
Monthly Interest Distributable Amount 1,486,186.87 1,486,186.87 0.00
0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 1,916,678.15 1,916,678.15 0.00
79,008,243.12
Distribution Detail
Available Funds
79,008,243.12
(9) Excess Collections to Certificateholders 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
79,008,243.12 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 490.57 (6) Regular Principal Distributable Amount 75,605,378.10
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 1,486,186.87
Net Liquidation Proceeds 0.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 7,527,141.82 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 71,480,610.73 (1) Total Servicing Fee 1,916,678.15
31-60 Days Delinquent
2,739,577.19
91-120 Days Delinquent 58,848.00 1 0.01%
61-90 Days Delinquent 498,782.97 18 0.05%
1,234,981.03 37 0.11%
1,076,731,648.22 37,523 99.83%
Amount Number of Receivables Percentage
Current
Weighted Average Seasoning (months) 11.89 13.79
Delinquency Profile *
Weighted Average APR 4.06% 4.05%
Weighted Average Number of Remaining Payments 50.23 48.53
Pool Factor 93.78%
As of Cutoff Date Current
Principal Gross Losses 2,018.93
Pool Balance end of Collection Period 1,078,524,260.22 37,579
Principal Collections attributable to Full Pay-offs 23,988,346.69
Principal Purchase Amounts 0.00
1,150,006,889.88 38,540
Principal Collections 47,492,264.04
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Net Investment Earnings on the Collection Account 466.14
Investment Earnings for the Collection Period 490.57
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 24.43
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
plus Net Investment Earnings for the Collection Period 24.43 minus Net Investment Earnings 24.43
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.000%
Principal Net Losses 2,018.93
Cumulative Principal Net Losses 2,018.93
Principal Net Liquidation Proceeds 0.00
Principal Recoveries 0.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 2,018.93
Total 1,078,524,260.22 37,579 100.00%